Business Combinations (Details) - USD ($)	Oct. 15, 2021	Jun. 23, 2021	Apr. 23, 2021
Business Combinations (Details) [Line Items]
Acquired assets	$ 1,000,000
Shares of common stock (in Shares)	10,000,000
Cryocann [Member]
Business Combinations (Details) [Line Items]
Acquired assets		$ 3,500,000,000,000
Shares of common stock (in Shares)		10,000,000
Promissory note issued	$ 1,252,316
Purchase amount			$ 2,500,000